BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY	12 Months Ended
Dec. 31, 2024
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY

5.    BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY

Acquisition and Disposal of Loto Interactive

Loto Interactive is a company listed on the Hong Kong Stock Exchange (Stock Code: 8198). The Group’s investment in equity shares of Loto Interactive was 33.74% before the acquisition of Loto Interactive in 2021.

On March 31, 2021, the Group completed the subscription for 169,354,839 shares of Loto Interactive, at a price of HK$0.62 per share for a total consideration of HK$105,000 (US$13,503) in cash (the “Share Subscription”). The Group’s ownership of Loto Interactive thereby increased to 54.2%, and Loto Interactive and its subsidiaries became subsidiaries of the Group. Concurrently with the completion of the Share Subscription, Loto Interactive has completed its acquisition of the remaining equity interests in its indirectly held subsidiary, Ganzi Changhe Hydropower Consumption Service Co., Ltd. (“Ganzi Changhe Data Center”), for a total consideration of RMB88,200 (US$13,841) in cash.

On June 18, 2021, the Group completed its unconditional mandatory cash offer, all the shares in issue of Loto Interactive other than those already owned or agreed to be acquired by the Group and its parties acting in concert, pursuant to Rule 26.1 of the Hong Kong Code on Takeovers and Mergers (the “Share Offer”) and its cash offer for the cancellation of all options of Loto Interactive in accordance with Rule 13.5 of the Hong Kong Code on Takeovers and Mergers (the “Option Offer”). Upon closing of such cash offer, the Company acquired a total of 30,642,534 shares with a total consideration of approximately HKD26,224 (US$3,378) under the Share Offer. The Group’s ownership in Loto Interactive increased to 59.8% accordingly and the transaction was recorded as an equity transaction.

On July 12, 2022, the Group entered into a share sale and purchase agreement with Manful Kingdom Limited to sell 51% of total issued share capital of Loto Interactive, representing 279,673,200 shares of Loto Interactive at the price of HK$0.28 per share for a total consideration of HK$78,308 (the “Transaction”). The Transaction was completed on July 26, 2022. After the Transaction, the Group’s share ownership in Loto Interactive decreased to 8.79%.

5.    BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY (continued)

Acquisition and Disposal of Loto Interactive (continued)

The following table represents a summary of the assets and liabilities disposed of at the disposal date. The calculation of US$ amount was based on the exchange rate of 1.00 HKD to 0.1274 US$ of the disposal completion date on July 26, 2022.

	Amount	Amount
	HKD	US$
Net assets disposed of:
Cash and cash equivalents	39,174	4,990
Amounts due from related parties	422	54
Prepayments and other receivables	37,534	4,781
Property and equipment, net	24,443	3,114
Long-term investments	3,514	448
Other non-current assets	33,488	4,266
Accounts payable	(3,206)	(408)
Amounts due to related parties	(6,099)	(777)
Accrued payroll and welfare payable	(12,623)	(1,608)
Other current liabilities	(4,756)	(606)
Income tax payable	(3,278)	(418)
Other non-current liabilities	(800)	(102)
Net assets of the subsidiaries	107,813	13,734
Non-controlling interest of the subsidiaries	(43,412)	(5,542)
Fair value of retained non-controlling interest in the subsidiaries	(13,497)	(1,719)
Net assets of the subsidiaries attributable to the Company	50,904	6,473
Reclassification of accumulated translation adjustment into gain on disposal	1,241	184
Consideration	78,308	9,997
Gain from disposal of subsidiaries	26,163	3,340

Cash flows in respect of the disposal is as below:

	Amount	Amount
	HKD	US$
Cash flows of the disposal:
Cash and cash equivalents deconsolidated	(39,174)	(4,990)
Proceeds from the disposal of subsidiaries	78,308	9,997
Proceeds from disposal of subsidiaries, net of cash disposed	39,134	5,007

5.    BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY (continued)

Acquisition and Disposal of Loto Interactive (continued)

On March 15, 2023, the Group entered into a share sale and purchase agreement with an unaffiliated third party (the “Buyer”), pursuant to which the Group agreed to sell, and the Buyer agreed to purchase, all of the Group’s remaining share ownership in Crypto Flow Technology Limited (“Crypto Flow”), previously known as Loto Interactive, namely, 48,195,605 shares of Crypto Flow, representing approximately 8.79% of the total issued share capital of Crypto Flow, at the price of HK$0.38 per share for the total consideration of HK$18,314 (US$2,333). Upon completion of this transaction, the Group does not own any shares in Crypto Flow.

Acquisition of Bee Computing (HK) Limited

On May 31, 2022, the Company completed the first closing of its previously announced share exchange agreement dated April 5, 2021 (as amended and restated in April 2022, the “Amended and Restated Share Exchange Agreement”) entered into by the Company and the shareholders (the “Selling Shareholders”) of the acquisition of Bee Computing (HK) Limited (“Bee Computing”). At the first closing of the Amended and Restated Share Exchange Agreement, the Company issued 16,038,930 of its Class A ordinary shares to the Selling Shareholders. Meanwhile, the Company’s preexisting loans to Bee Computing was considered effectively settled upon the acquisition. The settlement amount was included in the total purchase consideration. The transaction was accounted for as an asset acquisition as Bee Computing did not meet the definition of a business upon acquisition.

The following table presents the calculation of the purchase consideration of the acquisition date.

Amount
US$
Fair value of 16,038,930 Class A ordinary shares at acquisition close on May 31, 2022	3,416
Effective settlement of preexisting loans	18,397
Total purchase consideration	21,813

The following is a summary of the estimated fair value of the assets acquired as of the acquisition date.

	Amount	Amortization Years
	US$
Cash	25
Prepayments and other receivables	18,155
Acquired intangible asset	3,633	3.0
Total identifiable assets acquired	21,813
Total purchase consideration	21,813

The acquired intangible asset was the unpatented technology for the Litecoin ASIC mining machines, which has an estimated useful life of 3 years from the date of acquisition.

5.    BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY (continued)

Acquisition of Guanghan Data Center Co., Ltd.

On December 3, 2024, the Company entered into a share transfer agreement with two individuals (collectively, the “seller”) to acquire Guanghan Data Center Co., Ltd. (“Guanghan”), which held 51% equity interest in Alpha Data Center Plc. (“Alpha”). Alpha is an Ethiopian company that owned certain mining machines and intended to operate a cryptocurrency mining data center in Ethiopia with total planned power capacity up to 100 megawatts. On December 9, 2024, the Company completed the first closing of the acquisition and obtained control of Guanghan and Alpha. Pursuant to the agreement, the Company made payment of US$2,265 in the form of 2,265,000 USDT and issued an aggregate of 369,031,800 Class A ordinary shares to the sellers. The subsequent closing of the acquisition is expected to occur in the second quarter of 2025 upon completion of construction of the remaining data center. The Company will issue an additional 45,278,600 Class A ordinary shares at subsequent closing. The Company also agreed to grant the seller an exclusive usage right to 16,628 units of mining machines, which accounted for 51% of total mining machines owned by Alpha, for the first two years after the acquisition. To make the 49% noncontrolling shareholder whole, on the same day, Alpha entered into an agreement to grant its 49% noncontrolling shareholder a usage right to remaining mining machines owned by Alpha with no consideration for the first two years after the acquisition. Effectively, Alpha has granted free usage rights of all mining machines to its shareholders respectively and the usage right, with the term being unfavorable as compared to the market term, was recorded as an unfavorable contract in Alpha’s book. The unfavorable contract between Alpha and the Company was considered effectively settled upon acquisition and was included in the total purchase consideration as the Company granted the usage right to the seller. The transaction was accounted for as an asset acquisition as Guanghan did not meet the definition of a business upon acquisition.

5.    BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY (continued)

Acquisition of Guanghan Data Center Co., Ltd. (continued)

The following table presents the calculation of the purchase consideration of the acquisition dated December 9, 2024.

Amount
USD
Fair value of 369,031,800 Class A ordinary shares at first closing on December 9, 2024	13,654
Fair value of 45,278,600 Class A ordinary shares at subsequent closing	1,675
Fair value of 2,265,000 USDT	2,265
Effective settlement of unfavorable contract	6,063
Total purchase consideration	23,657

As of the acquisition date, the Group identified an unfavorable contract of US$11,888, of which US$6,063 was considered effectively settled upon acquisition and was included in the total purchase consideration as a deferred consideration. The remaining amount of $5,825 was included in the net assets acquired. The liabilities would be amortized on a straight-line basis over the two years. US$5,407 of the US$11,888 was recorded in accrued expenses and other current liabilities and US$6,481 was recorded in other non-current liabilities.

The following is a summary of the estimated fair value of the net assets acquired as of the acquisition date.

	Amount	Amortization Months
	US$
Current assets	201	—
Acquired intangible assets	10,451	41
Property and equipment	3,623	—
Long-term prepayments and other non-current assets	25,300	—
Total identifiable assets acquired	39,575	—
Unfavorable contract	(5,825)	—
Other current liabilities	(52)	—
Total identifiable liabilities assumed	(5,877)	—
Net identifiable assets acquired	33,698	—
Non-controlling interests	(10,041)	—
Total purchase consideration	23,657	—

The acquired intangible asset was the strategic contract entered into with an Ethiopian electricity provider that it will provide power supply for the Ethiopia data center with favorable prices until April 2028.